Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued	30,659,073	26,610,144	23,466,236
Common stock, shares outstanding	30,659,073	26,610,144	23,466,236
Common stock to be issued, shares	4,308,591	3,622,199	3,622,199
Convertible notes payable net of discount current	$ 0
Convertible notes payable net of discount noncurrent	$ 5,170,205